Employee Benefits Payable	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Employee Benefits Payable
25	EMPLOYEE BENEFITS PAYABLE
The table below presents the amounts of employee benefits payable as of December 31, 2021 and 2020:

Short-term employee benefits	12/31/2021	12/31/2020
Vacation accrual	3,360,908	3,447,365
Salaries, bonuses and payroll taxes payables	3,222,323	3,963,535

Total short-term employee benefits	6,583,231	7,410,900

The Bank has not long-term employee benefits or post-employment benefits as of December 31, 2021 and 2020.